Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 4
Prospectus Date	rr_ProspectusDate	Jun. 23, 2014
Supplement [Text Block]	pip04_SupplementTextBlock
Prudential Investment Portfolios 4

Prudential Muni High Income Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Trustees of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	0.50%	0.50%	0.50%	0.50%
+ Distribution and service (12b-1) fees	0.25%	0.50%	1.00%	None
+ Other expenses	0.12%	0.12%	0.12%	0.12%
= Total annual Fund operating expenses	0.87%	1.12%	1.62%	0.62%

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$485	$666	$863	$1,430	$485	$666	$863	$1,430
Class B	$614	$656	$717	$1,261	$114	$356	$617	$1,261
Class C	$265	$511	$881	$1,922	$165	$511	$881	$1,922
Class Z	$63	$199	$346	$774	$63	$199	$346	$774

Prudential Muni High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip04_SupplementTextBlock
Prudential Investment Portfolios 4

Prudential Muni High Income Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Trustees of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund's Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	0.50%	0.50%	0.50%	0.50%
+ Distribution and service (12b-1) fees	0.25%	0.50%	1.00%	None
+ Other expenses	0.12%	0.12%	0.12%	0.12%
= Total annual Fund operating expenses	0.87%	1.12%	1.62%	0.62%

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$485	$666	$863	$1,430	$485	$666	$863	$1,430
Class B	$614	$656	$717	$1,261	$114	$356	$617	$1,261
Class C	$265	$511	$881	$1,922	$165	$511	$881	$1,922
Class Z	$63	$199	$346	$774	$63	$199	$346	$774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Muni High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.12%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	485
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	863
10 Years	rr_ExpenseExampleYear10	1,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	485
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	863
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,430
Prudential Muni High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.12%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	614
3 Years	rr_ExpenseExampleYear03	656
5 Years	rr_ExpenseExampleYear05	717
10 Years	rr_ExpenseExampleYear10	1,261
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	617
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,261
Prudential Muni High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.12%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	265
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
Prudential Muni High Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.12%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	774